Schedule H, Line 4(i) Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4(i) Schedule of Assets (Held at End of Year)	Voya 401(k) Savings Plan
EIN: 52-1317217 Plan No.: 001
Schedule H, Line 4(i)
Schedule of Assets (Held at End of Year)
As of December 31, 2025

(a)	(b)	(c)	(e)
	Identity of Issue, Borrower, Lessor, or Similar Party	Description of Investment	Current Value
	Notes receivable from Participants	*	$20,628,932
Note: Column (d) cost information is not required as the Plan's investments are totally participant directed.
*  Each loan will bear an interest rate prescribed by the Plan's applicable provisions when the loan is issued, currently the prime interest rate plus 1%. As of
December 31, 2025, current interest rates on participant loans range from 4.25% to 10.50%. Loan repayment periods are generally for a maximum of five years. Current maturity dates on participant Loans range from April 2026 to October 2030 as of December 31, 2025.